Note 2 - Restriction On Cash and Due from Banks	12 Months Ended
Dec. 31, 2014
Restricted Cash And Cash Equivalents [Abstract]
Restricted Cash And Cash Equivalents [Text Block]
(2)           RESTRICTION ON CASH AND DUE FROM BANKS

The Bank is required to maintain reserve balances on hand and with the Federal Reserve Bank which are noninterest bearing and unavailable for investment.  The average amount of those reserve balances for the years ended December 31, 2014 and 2013 was approximately $805,000 and $731,000, respectively.